Interim Report 2022 and statutory accounts	6 Months Ended
Jun. 30, 2025
Interim Financial Reporting [Abstract]
Interim Report 2022 and statutory accounts	17Interim Report 2025 and statutory accounts
The information in this Form 6-K is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies
Act 2006. This Form 6-K was approved by the Board of Directors on 30 July 2025. The statutory accounts of HSBC Holdings plc for the year ended 31 December 2024 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the
Companies Act 2006.